Finance expense	12 Months Ended
Mar. 31, 2019
Disclosure Of Finance Income Expense [Abstract]
Finance expense

24. Finance expense

Year ended 31 March	2019 £m	2018 £m	2017 £m

Finance expense
Interest on:
Financial liabilities at amortised cost and associated derivatives	582	478	567
Finance leases	13	16	15
Derivatives	-	14	12
Fair value movements on derivatives not in a designated hedge relationship	(3)	1	(2)
Reclassification of cash flow hedge from other comprehensive income	45	34	(1)
Unwinding of discount on provisions	14	15	16
Interest payable on ultimate parent company borrowings	43	18	25
Total finance expense before specific items	694	576	632
Specific items (note 10)	139	218	210
Total finance expense	833	794	842

Year ended 31 March	2019 £m	2018 £m	2017 £m
Finance income
Interest on available-for-sale investments	-	5	6
Interest on loans and receivables	34	7	7
Interest income on loans to immediate and ultimate parent company	272	203	219
Total finance income	306	215	232

Year ended 31 March	2019 £m	2018 £m	2017 £m
Net finance expense before specific items	388	361	400
Specific items (note 10)	139	218	210
Net finance expense	527	579	610